787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 15, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Global Dividend Income Portfolio, a series of BlackRock Funds II

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated November 28, 2011 for BlackRock Global Dividend Income Portfolio filed under Rule 497(c) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on December 1, 2011.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8681.

Very truly yours,

/s/ Armando Capasso

Armando Capasso

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC